                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09084

                                 The Weiss Fund
               (Exact name of registrant as specified in charter)

                          7111 Fairway Drive, Suite 102
                          Palm Beach Gardens, FL 33418
               (Address of principal executive offices) (Zip code)

                             Jeffrey B. Wilson, Esq.
                          7111 Fairway Drive, Suite 102
                          Palm Beach Gardens, FL 33418
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 561-515-8558

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Officers
    Sharon Parker-Daniels, President
    Jeffrey Rano, Treasurer and Secretary
    David Castaldi, Assistant Treasurer

Investment Manager
    Weiss Capital Management, Inc.
    7111 Fairway Drive
    Suite 102
    Palm Beach Gardens, FL 33418

Sub-Adviser
    Delray Financial Corp.
    4521 PGA Blvd.
    Suite 265
    Palm Beach Gardens, FL 33418

Administrator and Transfer Agent
    PFPC Inc.
    301 Bellevue Pkwy.
    Wilmington, DE 19809

Distributor
    Weiss Capital Securities, Inc.
    7111 Fairway Drive
    Suite 102
    Palm Beach Gardens, FL 33418

Counsel
    Dechert LLP
    200 Clarendon Street, 27th Floor
    Boston, MA 02116

This report and the financial statements contained herein are submitted for the general information of shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

THE
  WEISS
    FUND

[WEISS FUND LOGO]

WEISS TREASURY
ONLY MONEY
MARKET FUND

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
JUNE 30, 2006
(UNAUDITED)

WES0806

THE WEISS FUND

A LETTER FROM THE PRESIDENT                                        June 30, 2006
Dear Shareholder,

     Before offering our outlook on the interest rate environment and sharing with you the progress we've made during the six months ended June 30, 2006, I'd like to thank you for your continued confidence and investment in The Weiss Fund. Your support is the driving force behind our desire to provide consistent performance in The Weiss Fund.
     Over the past 6 months, the Federal Reserve continued their policy of gradually raising short-term interest rates in order to curb inflation. With core inflation rising at a 2.6% annual rate through June 2006(1), it seems that the Fed wants to make sure that inflation does not head much higher. Indeed, current levels are arguably already above the Fed's comfort zone, as seen by Fed Chairman Ben Bernanke's statement to the Senate Banking Committee in July that the recent rise in inflation "is of concern." The good news is that inflation is a lagging indicator and with the economy showing clear signs of slowing, in our view inflation will likely peak in the months ahead. Under this scenario, we expect future interest rate increases to become less likely; and as always we will continue to closely monitor the actions of the Federal Reserve.
     The Fed's decision to raise short-term interest rates caused a predictable increase in yields of short-maturity securities as they tend to be most directly influenced by changes in the Fed Funds rate. As inflation and inflation expectations increased, long-term interest rates also headed higher during the first six months of 2006. Fortunately, the performance on your Treasury Only Money Market Fund is not affected by the gyrations of long-term interest rates. The Fund invests in short maturities- US Treasury Bills- and must maintain an average weighted maturity of 90 days or less at all times. As short-term rates continued to move higher, the Fund returned 1.92% through the first six months of 2006.
     Our policy of keeping the average weighted maturity low in the face of rising short-term interest rates with regards to the management of your Fund continued throughout the first half of the year. This policy has served us well as the Federal Reserve has raised short-term interest rates at every single meeting since June 2004. Keeping the Fund's average weighted maturity low has allowed us the flexibility to quickly invest maturities at higher yields as they became available. As we head into the second half of 2006, with economic growth likely cooling and inflation expectations likely peaking in the months ahead, the Fed will likely not need to become much more restrictive. As such, we will attempt to gradually lengthen the average weighted maturity of the fund in order to lock in these relatively attractive interest rate levels for a longer period of time.

---------------

(1) Source: Bureau of Labor Statistics; The Consumer Price Index for All Urban Consumers Less Food and Energy

     As always we will do our best to continue to provide consistent performance in order to reward your commitment and trust. Should you have any questions about The Weiss Fund, please call a Fund representative at 1-800-430-9617.

Sincerely,

/s/ Sharon A. Parker-Daniels

Sharon A. Parker-Daniels
President
The Weiss Fund

THE WEISS FUND

FUND EXPENSE EXAMPLES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING           ENDING           EXPENSES PAID
                                                ACCOUNT VALUE      ACCOUNT VALUE      DURING PERIOD*
                                                   1/1/06             6/30/06         1/01/06-6/30/06
                                                -------------      -------------      ---------------
Actual........................................     $1,000            $1,019.20             $3.40
Hypothetical (5% return before expenses)......     $1,000            $1,021.42             $3.41

------------

* Expenses are equal to the Fund's annualized expense ratio of 0.68% multiplied by the average account value of over the period, multiplied by 181/365 (to reflect the one-half year period).

THE WEISS FUND

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments is provided in compliance with such requirement.

U.S. Treasury Bills.........................................   48.9%
Repurchase Agreement........................................   50.7%
Short-Term Investment.......................................    0.4%
                                                              -----
                                                              100.0%
                                                              =====

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF NET ASSETS, JUNE 30, 2006
(UNAUDITED)

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                       PAR (000)                VALUE
---------------------------------------                       ---------             -----------
U.S. TREASURY BILLS -- 49.1%
     4.520%, 07/06/2006.....................................   $ 5,000              $ 4,996,861
     4.530%, 07/13/2006.....................................     5,000                4,992,450
     4.705%, 08/10/2006.....................................     5,000                4,973,861
     4.775%, 09/14/2006.....................................     5,000                4,950,260
     4.760%, 10/05/2006.....................................     5,000                4,936,533
     4.740%, 10/12/2006.....................................     5,000                4,932,192
     4.730%, 10/12/2006.....................................     5,000                4,932,335
     4.725%, 10/26/2006.....................................     5,000                4,923,219
     4.910%, 10/26/2006.....................................     5,000                4,920,213
     4.745%, 10/26/2006.....................................     5,000                4,922,894
     4.845%, 11/02/2006.....................................     5,000                4,916,558
     4.845%, 11/09/2006.....................................     5,000                4,911,848
                                                                                    -----------
TOTAL U.S. TREASURY BILLS (COST $59,309,224)................                         59,309,224
                                                                                    -----------
REPURCHASE AGREEMENTS -- 50.9%
  Wachovia Repurchase Agreement 4.64%, due 07/03/06 (dated
     06/30/06; proceeds $61,523,780, collateralized by
     $46,784,000 U.S. Treasury Bonds, 9.25% due 02/15/16,
     valued at $62,422,488) (Cost $61,500,000)..............    61,500               61,500,000
                                                                                    -----------

See accompanying notes to financial statements.

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF NET ASSETS, JUNE 30, 2006 (CONCLUDED)
(UNAUDITED)

                                                               SHARES
                                                                (000)                  VALUE
                                                              ---------             ------------
SHORT-TERM INVESTMENT -- 0.4%
  BlackRock Provident Institutional Funds -- T-Fund (Cost
     $462,265)..............................................       462              $    462,265
                                                                                    ------------
TOTAL INVESTMENTS -- 100.4% (COST $121,271,489*)............                         121,271,489
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)
  Dividend Payable..........................................                            (405,548)
  Accrued Advisory Expense..................................                             (23,594)
  Accrued Administrative Expense............................                              (8,666)
  Accrued Custody Expense...................................                              (6,316)
  Accrued Transfer Agent Expense............................                              (4,224)
  Other Liabilities.........................................                             (42,750)
  Other Assets..............................................                              15,270
                                                                                    ------------
                                                                                        (475,828)
                                                                                    ------------
NET ASSETS -- 100.0% (Equivalent to $1.00 per share based on
  120,796,059 shares of capital stock outstanding)..........                        $120,795,661
                                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($120,795,661 / 120,796,059 shares outstanding)...........                        $       1.00
                                                                                    ============

------------
* Aggregate cost for federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF OPERATIONS
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006
(UNAUDITED)

INVESTMENT INCOME:
  Interest..................................................  $2,408,896
                                                              ----------
EXPENSES:
  Investment advisory fees..................................     265,727
  Transfer agent fees.......................................      79,134
  Administration fees.......................................      58,565
  Legal fees................................................      47,179
  Registration and filing fees..............................      12,498
  Trustees' fees............................................      11,837
  Custodian fees............................................      10,963
  Printing fees.............................................       9,382
  Insurance fees............................................       6,258
  Audit fees................................................       5,906
  Miscellaneous expense.....................................         728
                                                              ----------
                                                                 508,177
  Less: expenses waived and reimbursed......................    (146,748)
                                                              ----------
     Total expenses.........................................     361,429
                                                              ----------
     Net investment income..................................   2,047,467
                                                              ----------
Net increase in net assets resulting from operations........  $2,047,467
                                                              ==========

See accompanying notes to financial statements.

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                            FOR THE SIX-MONTH
                                                               PERIOD ENDED               FOR THE
                                                              JUNE 30, 2006             YEAR ENDED
                                                               (UNAUDITED)           DECEMBER 31, 2005
                                                         ------------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
  Operations:
     Net investment income.............................        $  2,047,467            $  2,600,235
                                                               ------------            ------------
     Net increase in net assets resulting from
       operations......................................           2,047,467               2,600,235
  Distributions:
     From net investment income ($0.02 and $0.02 per
       share, respectively)............................          (2,047,467)             (2,600,235)
  Capital share transactions:
     Net increase (decrease) from capital share
       transactions....................................          14,875,060              (7,419,368)
                                                               ------------            ------------
     Total increase (decrease) in net assets...........          14,875,060              (7,419,368)
NET ASSETS
  Beginning of period..................................         105,920,601             113,339,969
                                                               ------------            ------------
  End of period........................................        $120,795,661            $105,920,601
                                                               ============            ============

See accompanying notes to financial statements.

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                           FOR THE SIX-MONTH
                             PERIOD ENDED                FOR THE YEAR ENDED DECEMBER 31,
                             JUNE 30, 2006     ----------------------------------------------------
                              (UNAUDITED)        2005       2004       2003       2002       2001
                           -----------------   --------   --------   --------   --------   --------
NET ASSET VALUE,
  BEGINNING OF PERIOD:...      $   1.00        $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                               --------        --------   --------   --------   --------   --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
     income..............          0.02            0.02       0.01       0.00       0.01       0.03
                               --------        --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
  From net investment
     income..............         (0.02)          (0.02)     (0.01)     (0.00)*    (0.01)     (0.03)
                               --------        --------   --------   --------   --------   --------
NET ASSET VALUE, END OF
  PERIOD:................      $   1.00        $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                               ========        ========   ========   ========   ========   ========
TOTAL RETURN.............          1.92%           2.41%      0.59%      0.44%      1.14%      3.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (000)...........       120,796        $105,921   $113,340   $161,138   $182,559   $137,136
Ratio of expenses to
  average net
  assets(1)..............          0.68%**         0.68%      0.68%      0.65%      0.60%      0.59%
Ratio of net investment
  income to average net
  assets(2)..............          3.85%**         2.37%      0.55%      0.46%      1.11%      3.48%

------------

(1) Expense ratios before waivers and reimbursement of expenses for the period ended June 30, 2006, and the years ended December 31, 2005, 2004, 2003, 2002 and 2001 would have been 0.96%, 0.96%, 0.91%, 0.75%, 0.82%, and 0.87%, respectively.

(2) Net investment income ratios before waivers and reimbursement of expenses for the period ended June 30, 2006, and the years ended December 31, 2005, 2004, 2003, 2002, and 2001 would have been 3.57%, 2.09%, 0.32%, 0.36%,
    0.89%, and 3.20%, respectively.

* Distributions are less than a penny per share.

** Annualized
See accompanying notes to financial statements.

THE WEISS FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1.  FUND ORGANIZATION

The Weiss Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 10, 1995 as Weiss Treasury Fund. The Trust is a series fund that is authorized to issue shares of beneficial interest in the Weiss Treasury Only Money Market Fund (the "Fund"). The Fund commenced operations on June 28, 1996.

The Board of Trustees of the Trust oversees the business affairs of the Trust and is responsible for significant decisions relating to the Fund's investment objectives and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation: The Fund's securities are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any applicable discount or premium.

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily. The Fund's expenses are also accrued daily. Net investment income for the Fund consists of all interest income accrued on the Fund's assets, less accrued expenses.

Dividends and Distributions to Shareholders: Dividends from the Fund's net investment income are declared daily and paid monthly. The Fund intends to pay accrued dividends on the last business day of each month. The Fund may make an additional distribution of income and gains if necessary to satisfy a calendar year excise tax distribution requirement. The tax character of all distributions paid during 2006 and 2005 was ordinary income.

Federal Income Taxes: The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and make the requisite distributions to its shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. Net investment income and short-term capital gains, if any, are taxed as ordinary income. Income and capital gains of the Fund are determined in accordance with both tax regulations and accounting principles generally accepted in the United States of America. Such determinations

THE WEISS FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in computation of distributable income and capital gains.

Repurchase Agreements: The Fund may agree to purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller, under a repurchase agreement, will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. In connection therewith, the Trust's Custodian receives and holds collateral of not less than 100.5% of the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral.

3. INVESTMENT MANAGER, DISTRIBUTOR, ADMINISTRATOR, AND OTHER RELATED PARTY TRANSACTIONS

Weiss Capital Management, Inc. (the "Manager") serves as the Investment Manager to the Fund. Under an investment advisory agreement with the Trust, on behalf of the Fund, the Manager provides continuous advice and recommendations concerning the Fund's investments. To compensate the Manager for its services, the Fund agreed to pay monthly a fee at the annual rate of 0.50% of average daily net assets. The Manager may from time to time waive all or a portion of its fees payable by the Fund. Certain officers of the Manager serve as President, Secretary, Treasurer and Trustee to the Trust.

Delray Financial Corporation ("Delray"), has been retained by the Manager to provide sub-advisory services to the Fund. Under a subadvisory agreement with the Manager, Delray renders continuous investment advice to the Manager as to the investment of the Fund's assets. However, the Manager is responsible for implementing the execution of transactions recommended by Delray in the exercise of the Manager's independent judgment regarding the appropriateness of Delray's investment recommendations for the Fund in accordance with its investment objectives, policies and restrictions. The Manager pays Delray a fee out of the investment advisory fees it receives from the Fund.

Weiss Capital Securities, Inc. (the "Distributor"), a registered broker-dealer and wholly owned subsidiary of the Manager, serves as the Trust's Distributor.

PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, serves as the Trust's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. PFPC also serves as the Trust's Transfer Agent, dividend disbursing agent and registrar. PFPC Trust Company serves as the Custodian for the Fund's portfolio securities and cash. An officer of PFPC serves as Assistant Treasurer of the Trust.

For the period ended June 30, 2006, the Manager contractually agreed to limit the Fund's expense

THE WEISS FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

ratio to 0.68%. (exclusive of extraordinary and certain other expenses). In order to maintain this ratio, the Manager has waived a portion of its fees, which amounted to $146,748.

The Chief Compliance Officer ("CCO") is an employee of the Manager. The Fund reimburses the Manager for a portion of her salary allocated to her duties as the CCO of the Fund. The level of reimbursement is reviewed and determined by the Trustees at least annually. For the period ended June 30, 2006, the Fund reimbursed the Manager $6,000 for CCO fees.

Dechert LLP serves as legal counsel to the Trust.

Each non-interested Trustee receives an annual fee of $1,500, $500 for each Board meeting attended, $250 for each Audit Committee or other meeting attended, plus reimbursement of out-of-pocket expenses for serving in that capacity. No person who is an officer, trustee, or employee of the Manager, Distributor, Administrator, or of any parent or subsidiary thereof, who serves as officer, trustee, or employee of the Trust receives any compensation from the Trust.

4.  NET ASSETS

At June 30, 2006, the Fund's net assets consisted of:

Paid in Capital.................   $120,796,059
Accumulated net realized loss on
  investments...................           (398)
                                   ------------
                                   $120,795,661
                                   ============

As of December 31, 2005, the components of distributable earnings on a tax basis were:

Paid in Capital.................   $105,920,999
Accumulated net realized loss on
  investments...................           (398)
                                   ------------
                                   $105,920,601
                                   ============

THE WEISS FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

5.  SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest each having $0.01 par value. The Manager, in its capacity as Investment Adviser to its clients' discretionary assets, may use the Fund as an investment vehicle for its clients' cash assets. As such, there may be large fluctuations in the size of the Fund's assets based on the Manager's investment decisions. These fluctuations do not affect Fund performance.

Transactions in capital shares for the period ended June 30, 2006 and the year ended December 31, 2005, respectively, are summarized below.

                              PERIOD ENDED JUNE 30, 2006          YEAR ENDED DECEMBER 31, 2005
                            -------------------------------      -------------------------------
                               SHARES             VALUE             SHARES             VALUE
                            ------------      -------------      ------------      -------------
Shares Sold.............     172,906,942      $ 172,906,942       240,671,093      $ 240,671,093
Shares Reinvested.......       1,590,217          1,590,217         2,526,636          2,526,636
Shares Repurchased......    (159,622,099)      (159,622,099)     (250,617,097)      (250,617,097)
                            ------------      -------------      ------------      -------------
Net Increase
  (Decrease)............      14,875,060      $  14,875,060        (7,419,368)     $  (7,419,368)
                            ============      =============      ============      =============

6.  CAPITAL LOSS CARRYOVER

The Fund has a capital loss carryover of $398 that expires December 31, 2006.

THE WEISS FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

7. SUBSEQUENT EVENTS. A special meeting of shareholders of the Weiss Treasury Only Money Market Fund (the "Fund"), a series of the Weiss Fund ( the "Trust"), was held on June 22, 2006 to elect four members of the Board of Trustees of the Trust. All shareholders of record at the close of business on May 15, 2006 were entitled to attend or submit proxies. As of the record date the fund had 101,200,901.96 shares issued and outstanding. At the meeting shareholders approved the four members for the Board of Trustees and the results of the voting were as follows:

  1. To approve Sharon Parker-Daniels as a member of the Board of Trustees.

     Votes Affirmative      Votes Withheld
     -----------------      --------------
       62,735,187.87          625,025.92

  2. To approve Robert Z. Lehrer as a member of the Board of Trustees.

     Votes Affirmative      Votes Withheld
     -----------------      --------------
       62,136,784.87         1,223,428.92

  3. To approve I. Jeffrey Pheterson as a member of the Board of Trustees.

     Votes Affirmative      Votes Withheld
     -----------------      --------------
       62,220,215.26         1,139,998.53

  4. To approve Donald Wilk as a member of the Board of Trustees.

     Votes Affirmative      Votes Withheld
     -----------------      --------------
       62,184,656.62         1,175,557.17

THE WEISS FUND
SUPPLEMENTAL INFORMATION -- FUND MANAGEMENT
(UNAUDITED)

Information pertaining to the Trustees and officers* of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 430-9617.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                                                                                                        PORTFOLIOS      OTHER
                                                                                                         IN FUND    TRUSTEESHIPS/
                                TERM OF OFFICE                                                           COMPLEX    DIRECTORSHIPS
NAME, (AGE), ADDRESS AND        AND LENGTH OF                   PRINCIPAL OCCUPATION(S)                  OVERSEEN      HELD BY
POSITION(S) WITH TRUST          TIME SERVED(1)                    DURING PAST 5 YEARS                   BY TRUSTEE     TRUSTEE
------------------------        --------------                  -----------------------                 ----------  -------------
---------------------------------------------------------------------------------------------------------------------------------
                                                     DISINTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
 I. Jeffrey Pheterson, 54     Trustee since May   Attorney and Shareholder, Buckingham, Doolittle &         1           None
 7111 Fairway Drive Suite     4, 2006             Burroughs, LLP (June 2005-present); Attorney and
 102                                              Shareholder, Law Offices of Pheterson & Bleau
 Palm Beach Gardens, FL                           (January 1986 - June 2005).
 33418
 Trustee
---------------------------------------------------------------------------------------------------------------------------------
 Robert Z. Lehrer, 72,        Trustee since       President, Wyndmoor Sales Co. Inc. (1985 - present)       1           None
 7111 Fairway Drive Suite     November 30, 1995   (textiles).
 102
 Palm Beach Gardens, FL
 33418
 Trustee
---------------------------------------------------------------------------------------------------------------------------------
 Donald Wilk, 68,             Trustee since       President, Donald Wilk Corporation (1990 - present)       1           None
 7111 Fairway Drive Suite     November 30, 1995   (computer sales and credit card processing).
 102
 Palm Beach Gardens, FL
 33418
 Trustee
---------------------------------------------------------------------------------------------------------------------------------
                                                 OFFICER AND INTERESTED TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
 Sharon A. Parker-Daniels,    President since     President, The Weiss Fund, (February - present);          1           None
 44,                          February 10, 2005   President, Weiss Capital Securities, Inc., (June
 7111 Fairway Drive Suite     Trustee since June  2004 - Present); President, Weiss Capital
 102                          22, 2006            Management, Inc. (June 2004 - Present); Vice
 Palm Beach Gardens, FL                           President, Weiss Research Inc., (February
 33418                                            2001 - June 2004); Group Publisher, Weiss Research,
 President                                        Inc., February 2000 - February 2003).
---------------------------------------------------------------------------------------------------------------------------------
                                                 OFFICER(S) WHO ARE NOT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
 Jeffrey Rano, 41             Secretary and       Financial and Operations Principal, Weiss Capital         1            N/A
 7111 Fairway Drive Suite     Treasurer since     Securities, Inc. (May 2004 - present); Financial
 102                          February 10, 2005   Planning Manager, Weiss Capital Management, Inc.
 Palm Beach Gardens, FL                           (May 2004 - present); Vice President and Financial
 33418                                            Operations Principal, Vera Vest (November
 Secretary and Treasurer                          2002 - April 2004); Accountant, Allmerica Financial
                                                  Corporation (November 1993 - April 2004).
---------------------------------------------------------------------------------------------------------------------------------
 David Castaldi, 41           Assistant           Vice President and Director of Accounting and             1            N/A
 103 Bellevue Parkway         Treasurer since     Administration, PFPC Inc. (since 2001).
 Wilmington, DE 19809         January 1, 2006
 Assistant Treasurer
---------------------------------------------------------------------------------------------------------------------------------

* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

(1) Each Trustee and officer serves for an indefinite term, until his/her successor is duly elected and qualified.

THE WEISS FUND

QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-800-430-4617 and on the SEC's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.



ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Not applicable.

      (a)(2)Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3) Not applicable.

      (b)   Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                  The Weiss Fund
            --------------------------------------------------------------------

By (Signature and Title)*     /s/ Sharon A. Parker-Daniels
                         -------------------------------------------------------
                              Sharon A. Parker-Daniels, President
                             (principal executive officer)

Date        August 28, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Sharon A. Parker-Daniels
                         -------------------------------------------------------
                              Sharon A. Parker-Daniels, President
                             (principal executive officer)

Date        August 28, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*     /s/ Jeffrey S. Rano
                         -------------------------------------------------------
                              Jeffrey S. Rano, Treasurer
                             (principal financial officer)

Date        August 28, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.